Fair Value Measurements - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 134,854	$ 130,497
Total loans, net of allowance for loan losses	693,166	684,608
FINANCIAL LIABILITIES
Total deposits, other than trading	908,417	886,977
Securitization liabilities at amortized cost	14,090	14,086
Subordinated notes and debentures	10,711	10,725
Carrying value [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	134,854	130,497
Total loans, net of allowance for loan losses	693,166	684,608
Total financial assets not carried at fair value	828,020	815,105
FINANCIAL LIABILITIES
Total deposits, other than trading	908,417	886,977
Securitization liabilities at amortized cost	14,090	14,086
Subordinated notes and debentures	10,711	10,725
Total financial liabilities not carried at fair value	933,218	911,788
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	81,265	78,275
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	53,589	52,222
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	135,582	130,744
Total loans, net of allowance for loan losses	698,403	688,154
Total financial assets not carried at fair value	833,985	818,898
FINANCIAL LIABILITIES
Total deposits, other than trading	914,044	892,597
Securitization liabilities at amortized cost	14,283	14,258
Subordinated notes and debentures	11,438	11,323
Total financial liabilities not carried at fair value	939,765	918,178
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	81,672	78,374
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 53,910	$ 52,370